Trading assets and liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Cash collateral - netted
Cash collateral paid	SFr 31,887	SFr 33,404
Cash collateral received	21,942	28,147
Cash collateral - not netted
Cash collateral paid	7,921	10,905
Cash collateral received	13,989	17,043
Bank
Cash collateral - netted
Cash collateral paid	32,127	33,716
Cash collateral received	22,027	28,505
Cash collateral - not netted
Cash collateral paid	7,987	10,909
Cash collateral received	SFr 13,991	SFr 16,776